Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of financial assets and liabilities

a.	Financial assets:

	December 31,
	2017	2016
	USD
Financial assets at fair value through profit or loss:

long-term investment	$917	$-

b.	Financial liabilities, interest-bearing loans and borrowings:

	December 31,
	2017	2016
	USD
Financial liabilities at fair value through profit or loss:

Trade payable	$427	$1,249
Other account payable	997	933
Deferred revenues	1,176	1,465
Warrants exercisable into shares	-	564

	$2,600	$4,211

Schedule of fair value measurements using significant unobservable inputs

USD

Balance at December 31, 2015	$849

Changes in values of warrants exercisable into shares liability	(285)

Balance at December 31, 2016	564

Changes in values of warrants exercisable into shares liability	(564)

Balance at December 31, 2017	-